Calvert
International Opportunities Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 95.3%

Security	Shares	Value
Australia — 9.1%
Bapcor, Ltd.(1)	873,738	$ 3,473,336
BlueScope Steel, Ltd.	116,107	1,597,959
carsales.com, Ltd.	411,992	6,588,408
Data#3, Ltd.(1)	938,222	4,512,639
Dexus(1)	611,577	3,184,982
Dicker Data, Ltd.	930,598	5,103,686
EBOS Group, Ltd.(1)	169,632	3,832,768
Steadfast Group, Ltd.	1,191,407	4,775,241
WiseTech Global, Ltd.	62,881	3,372,827
		$36,441,846
Austria — 0.8%
BAWAG Group AG(2)(3)	65,401	$3,015,128
		$3,015,128
Belgium — 2.6%
Azelis Group NV	269,641	$6,152,308
KBC Group NV	29,050	2,027,713
VGP NV(1)	24,772	2,423,600
		$10,603,621
Canada — 3.3%
Agnico Eagle Mines, Ltd.(1)	32,126	$1,604,178
ATS Corp.(3)	147,575	6,789,731
CAE, Inc.(3)	97,192	2,175,311
TMX Group, Ltd.	124,815	2,808,632
		$13,377,852
France — 1.4%
IPSOS	101,677	$5,657,627
		$5,657,627
Germany — 2.4%
Encavis AG(3)	112,733	$1,851,757
Jenoptik AG	119,911	4,119,591
LEG Immobilien SE(3)	32,357	1,866,958
Sartorius AG, PFC Shares	5,495	1,903,791
		$9,742,097
Ireland — 0.7%
Kerry Group PLC, Class A	29,365	$2,866,114
		$2,866,114
Italy — 6.6%
Amplifon SpA(1)	114,394	$4,195,950
BFF Bank SpA(2)	552,077	6,050,707
Security	Shares	Value
Italy (continued)
DiaSorin SpA(1)	19,745	$ 2,056,815
FinecoBank Banca Fineco SpA(1)	291,098	3,918,358
MARR SpA	303,182	4,654,400
Moncler SpA	79,618	5,508,590
		$ 26,384,820
Japan — 28.2%
As One Corp.	79,977	$ 3,173,677
Asahi Intecc Co., Ltd.	245,140	4,826,304
Azbil Corp.	91,065	2,882,204
BayCurrent Consulting, Inc.	96,543	3,630,203
Chiba Bank, Ltd. (The)	831,792	5,044,106
Cosmos Pharmaceutical Corp.	53,811	5,456,229
Daiseki Co., Ltd.	89,496	2,530,201
Dip Corp.	174,066	4,347,950
Fukuoka Financial Group, Inc.	257,573	5,323,633
Goldwin, Inc.	42,301	3,601,604
Hoshizaki Corp.(1)	97,864	3,513,577
JMDC, Inc.	75,177	3,002,746
Kose Corp.	35,009	3,365,393
Kyoritsu Maintenance Co., Ltd.(1)	107,224	4,076,645
LaSalle Logiport REIT	3,408	3,575,699
Lion Corp.(1)	354,096	3,301,347
Mitsubishi Research Institute, Inc.	95,572	3,652,102
Mitsui Fudosan Logistics Park, Inc.	1,135	3,941,918
Miura Co., Ltd.	157,795	4,124,480
Nihon M&A Center Holdings, Inc.	301,172	2,317,215
Nissan Chemical Corp.	66,758	2,878,581
Nomura Co., Ltd.	425,896	2,927,584
Sakata Seed Corp.	73,782	2,138,064
Sanwa Holdings Corp.	380,306	4,951,259
SUMCO Corp.(1)	365,225	5,181,516
T Hasegawa Co., Ltd.	195,565	4,684,521
Tosei Corp.	398,966	4,845,560
USS Co., Ltd.	358,875	5,941,423
Yamaha Corp.	111,860	4,308,939
		$113,544,680
Luxembourg — 0.3%
APERAM S.A.(1)	31,310	$977,725
		$977,725
Netherlands — 4.1%
BE Semiconductor Industries NV(1)	29,454	$3,194,408
Euronext NV(2)	66,404	4,516,461
IMCD NV(1)	44,490	6,402,600

Calvert
International Opportunities Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
NN Group NV	64,118	$ 2,373,498
		$ 16,486,967
New Zealand — 0.7%
Spark New Zealand, Ltd.	932,980	$ 2,919,573
		$ 2,919,573
Norway — 2.3%
Entra ASA(2)	276,178	$ 2,508,153
Norsk Hydro ASA	140,084	835,077
SmartCraft ASA(1)(3)	2,063,819	4,385,408
SpareBank 1 SR-Bank ASA	126,166	1,529,161
		$9,257,799
Portugal — 0.5%
NOS SGPS S.A.	613,192	$2,179,208
		$2,179,208
Singapore — 0.9%
Daiwa House Logistics Trust	8,016,185	$3,681,032
		$3,681,032
Spain — 1.6%
Acciona S.A.(1)	18,855	$3,201,392
Inmobiliaria Colonial Socimi S.A.(1)	502,226	3,045,158
		$6,246,550
Sweden — 7.2%
AddTech AB, Class B	217,806	$4,750,008
Autoliv, Inc.	48,160	4,095,526
Boliden AB	43,267	1,253,798
Bravida Holding AB(2)	427,097	4,108,178
Cibus Nordic Real Estate AB	54,214	527,042
Indutrade AB(1)	187,314	4,227,771
Lagercrantz Group AB, Class B	294,699	3,800,783
Sdiptech AB, Class B(3)	245,208	6,079,242
		$28,842,348
Switzerland — 1.5%
Galenica AG(2)	38,499	$3,112,458
Straumann Holding AG	18,113	2,945,282
		$6,057,740
United Kingdom — 21.1%
Abcam PLC ADR(3)	128,844	$3,152,813
Ashtead Group PLC	85,204	5,907,264
Bellway PLC	74,306	1,878,827
Compass Group PLC	118,124	3,307,839
Security	Shares	Value
United Kingdom (continued)
Cranswick PLC	124,980	$ 5,155,737
Diploma PLC	165,193	6,270,193
DiscoverIE Group PLC	655,942	7,014,127
Games Workshop Group PLC	42,676	5,922,026
Grainger PLC	792,029	2,283,741
Greggs PLC	130,546	4,240,798
Halma PLC	141,898	4,107,284
InterContinental Hotels Group PLC	75,894	5,246,284
JTC PLC(2)	561,322	5,058,441
Judges Scientific PLC	42,110	4,889,181
Nomad Foods, Ltd.(3)	108,119	1,894,245
Shaftesbury Capital PLC	1,658,836	2,425,571
St. James's Place PLC	315,451	4,362,543
Volution Group PLC	1,189,347	5,716,224
Watches of Switzerland Group PLC(2)(3)	217,188	1,687,588
Wise PLC, Class A(3)	527,593	4,409,928
		$84,930,654
Total Common Stocks (identified cost $358,541,928)		$383,213,381

Exchange-Traded Funds — 4.2%

Security	Shares	Value
Equity Funds — 4.2%
iShares MSCI Hong Kong ETF	389,711	$ 7,533,114
iShares MSCI Singapore ETF(1)	247,266	4,576,894
Vanguard MSCI Australian Small Companies Index ETF	117,168	4,858,867
Total Exchange-Traded Funds (identified cost $18,857,850)		$ 16,968,875

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$560	$ 544,118
Total High Social Impact Investments (identified cost $560,000)		$ 544,118

Calvert
International Opportunities Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 9.4%

Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	8,412,014	$ 8,412,014
Total Affiliated Fund (identified cost $8,412,014)		$ 8,412,014

Securities Lending Collateral — 7.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	29,459,237	$ 29,459,237
Total Securities Lending Collateral (identified cost $29,459,237)		$ 29,459,237
Total Short-Term Investments (identified cost $37,871,251)		$ 37,871,251

Total Investments — 109.1% (identified cost $415,831,029)	$438,597,625
Other Assets, Less Liabilities — (9.1)%	$(36,480,844)
Net Assets — 100.0%	$402,116,781

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $38,632,980 and the total market value of the collateral received by the Fund was $40,146,536, comprised of cash of $29,459,237 and U.S. government and/or agencies securities of $10,687,299.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $30,057,114 or 7.5% of the Fund's net assets.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $544,118, which represents 0.2% of the net assets of the Fund as of June 30, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	24.6%
Financials	13.7
Consumer Discretionary	13.3
Information Technology	11.0
Real Estate	8.5
Health Care	8.0
Consumer Staples	7.2
Communication Services	4.3
Exchange-Traded Funds	4.2
Materials	3.4
Utilities	1.3
High Social Impact Investments	0.2
Total	99.7%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$560,000

Calvert
International Opportunities Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at June 30, 2023.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $8,956,132, which represents 2.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 520,106	$ —	$ —	$ —	$24,012	$ 544,118	$ 6,300	$ 560,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	7,647,564	84,734,439	(83,969,989)	—	—	8,412,014	191,851	8,412,014
Total				$ —	$24,012	$8,956,132	$198,151

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$36,441,846	$ —	$36,441,846
Austria	—	3,015,128	—	3,015,128
Belgium	—	10,603,621	—	10,603,621
Canada	13,377,852	—	—	13,377,852
France	—	5,657,627	—	5,657,627
Germany	—	9,742,097	—	9,742,097
Ireland	—	2,866,114	—	2,866,114
Italy	—	26,384,820	—	26,384,820
Japan	—	113,544,680	—	113,544,680
Luxembourg	—	977,725	—	977,725
Netherlands	—	16,486,967	—	16,486,967
New Zealand	—	2,919,573	—	2,919,573
Norway	—	9,257,799	—	9,257,799

Calvert
International Opportunities Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Portugal	$ —	$2,179,208	$ —	$2,179,208
Singapore	—	3,681,032	—	3,681,032
Spain	—	6,246,550	—	6,246,550
Sweden	4,095,526	24,746,822	—	28,842,348
Switzerland	—	6,057,740	—	6,057,740
United Kingdom	5,047,058	79,883,596	—	84,930,654
Total Common Stocks	$22,520,436	$360,692,945(1)	$ —	$383,213,381
Exchange-Traded Funds	$12,110,008	$4,858,867	$ —	$16,968,875
High Social Impact Investments	—	544,118	—	544,118
Short-Term Investments:
Affiliated Fund	8,412,014	—	—	8,412,014
Securities Lending Collateral	29,459,237	—	—	29,459,237
Total Investments	$72,501,695	$366,095,930	$ —	$438,597,625

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.